THE BLDRS INDEX FUNDS TRUST

BLDRS ASIA 50 ADR INDEX FUND

BLDRS DEVELOPED MARKETS 100 ADR INDEX FUND

BLDRS EMERGING MARKETS 50 ADR INDEX FUND

BLDRS EUROPE 100 ADR INDEX FUND

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2006

“BLDRS” and “Baskets of Listed Depositary ReceiptS” are service marks of The Bank of New York

BLDRS INDEX FUNDS TRUST

Table of Contents

The BLDRS Index Funds Trust

Introduction	1
Schedule of Investments	2
Financial Statements	16
Financial Highlights	26
Notes to Financial Statements	29

Report of Independent Registered Public Accounting Firm	37

Supplemental Information	38

The BLDRS Index Funds Trust

This annual report provides information about the four Funds.  The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM); The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM); The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM); and The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM).  Each fund will normally hold at least 95% of its total assets in Depositary Receipts that comprise its relevant benchmark BNY ADR Index, and will seek to correspond generally, before fees and expenses, to the price and yield performance, of its relevant benchmark BNY ADR Index.

BLDRS Asia 50 ADR Index Fund

The BLDRS Asia 50 ADR Index Fund seeks to track The BNY Asia 50 ADR Index(SM).  The BNY Asia 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2006 representing the securities issued by 50 of the most actively traded companies from the Asian market having a free-float market capitalization ranging from $4 billion to $160 billion.

BLDRS Developed Markets 100 ADR Index Fund

The BLDRS Developed Markets 100 ADR Index Fund seeks to track The BNY Developed Markets 100 ADR Index(SM).  The BNY Developed Markets 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2006 representing the securities issued by 100 of the most actively traded companies from the international developed markets having a free-float market capitalization ranging from $10 billion to over $210 billion.

BLDRS Emerging Markets 50 ADR Index Fund

The BLDRS Emerging Markets 50 ADR Index Fund seeks to track The BNY Emerging Markets 50 ADR Index(SM).  The BNY Emerging Markets 50 ADR Index includes 50 component Depositary Receipts as of September 30, 2006 representing the securities issued by 50 of the most actively traded companies from the international and emerging markets having a free-float market capitalization ranging from approximately $3 billion to over $30 billion.

BLDRS Europe 100 ADR Index Fund

The BLDRS Europe 100 ADR Index Fund seeks to track The BNY Europe 100 ADR Index(SM).  The BNY Europe 100 ADR Index includes 100 component Depositary Receipts as of September 30, 2006 representing the securities issued by 100 of the most actively traded companies from the European market having a free-float market capitalization ranging from $7 billion to over $210 billion.

BLDRS Asia 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments

September 30, 2006

Depositary Receipts	Shares	Value

Toyota Motor Corporation	113,367	$12,345,663
Mitsubishi UFJ Financial Group Inc	795,665	10,192,469
BHP Billiton Ltd.	129,168	4,892,884
Canon Inc.	91,807	4,800,588
Honda Motor Co., Ltd.	135,133	4,544,523
Matsushita Electrical Industrial Co., Ltd.	163,360	3,451,797
National Australia Bank Ltd.	23,622	3,222,277
Sony Corp	73,679	2,973,684
Taiwan Semiconductor Manufacturing Co, Ltd.*	295,452	2,836,339
Australia and New Zealand Banking Group Ltd.	27,005	2,699,150
Nomura Holdings	140,926	2,477,479
Westpac Banking Corp	27,090	2,290,189
China Mobile HK Ltd.	61,645	2,179,151
Nissan Motor Co, Ltd.	93,085	2,090,689
NTT Docomo, Inc.	126,266	1,945,759
Kookmin Bank	24,870	1,940,606
Infosys Technologies Ltd.	38,493	1,837,271
Nippon Telegraph & Telephone Corporation	67,443	1,654,377
Mitsui and Company Ltd.	6,336	1,608,774
POSCO	23,686	1,537,932
Petrochina Co.	13,862	1,492,244
Hitachi Ltd.	24,902	1,451,040
Fuji Photo Film Co, Ltd.	38,048	1,387,230
Kyocera Corporation	14,144	1,209,878
Shinhan Financial Group Co Ltd	12,009	1,078,408
China Life Insurance Co Ltd.*	12,956	1,012,641
CNOOC Ltd.	10,760	896,200
United Microelectronics Corporation*	281,624	867,399
NEC Corp.	149,834	816,595
TDK Corporation	9,778	783,707
China Petroleum & Chemical Corporation	12,407	768,241
Icici Bank Ltd.	24,342	747,543
Korea Electric Power Corporation	37,899	740,925

BLDRS Asia 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

Depositary Receipts	Shares	Value

Rinker Group Ltd.	13,458	$692,549
Kubota Corporation	16,830	688,179
Nidec Corporation	35,885	681,456
AU Optronics Corporation*	47,452	676,191
P.T. Telekomunikasi Indonesia Tbk. (TLK)	18,188	657,678
SK Telecom Co, Ltd.	26,666	630,118
Advantest Corporation	24,383	608,844
Chungwha Telecom Co., Ltd.	28,532	493,889
Satyam Computer Services Ltd.	11,994	464,048
Telstra Corporation Ltd.	32,144	442,301
KT Corporation	20,261	435,004
China Unicom	44,238	432,648
Telecom Corp of New Zealand	18,113	406,275
Alumina Ltd.	21,513	393,473
China Telecom Corp. Ltd.*	10,260	370,899
Santos Ltd (Stosy)	11,012	366,149
Tata Motors	17,795	330,631

Total Investments (Cost $88,868,291)		$93,543,984

BLDRS Asia 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

Sector Classification	Value	Percentage

Automobiles & Parts	$18,980,875	20.29%
Banks	22,170,642	23.70
Construction & Materials	692,549	0.74
Electricity	740,925	0.79
Electronic & Electrical Equipment	4,126,081	4.41
Fixed Line Telecommunications	4,460,423	4.77
General Finance	2,477,479	2.65
Industrial Engineering	1,018,810	1.09
Industrial Metals	1,931,405	2.06
Leisure Goods	7,812,711	8.35
Life Insurance	1,012,641	1.08
Mining	4,892,884	5.23
Mobile Telecommunications	5,187,676	5.55
Oil & Gas Producers	3,522,834	3.77
Software & Computer Services	2,301,319	2.46
Support Services	1,608,774	1.72
Technology Hardware & Equipment	10,605,956	11.34
Total	$93,543,984	100.00%

* Non-income producing security for the year ended September 30, 2006.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments

September 30, 2006

Depositary Receipts	Shares	Value

BP plc	44,947	$2,947,618
HSBC Holdings PLC	31,404	2,874,408
Toyota Motor Corporation	20,941	2,280,475
GlaxoSmithKline plc	40,873	2,175,670
Total S.A.	30,765	2,028,644
Mitsubishi Tokyo Financial Group, Inc.	146,973	1,882,724
Novartis AG	31,783	1,857,399
Royal Dutch Shell PLC (A shs)	25,613	1,693,019
Vodafone Group PLC	71,894	1,643,497
UBS AG*	26,100	1,547,991
Santander Central Hispano S.A.	85,415	1,348,703
AstraZeneca PLC	21,247	1,327,938
Royal Dutch Shell PLC (B shs)	18,842	1,288,416
Sanofi-Aventis	28,261	1,256,767
ING Group	28,547	1,255,497
Barclays PLC	22,222	1,128,211
E.ON AG	28,352	1,124,724
Nokia Corporation	55,915	1,100,966
Banco Bilbao Vizcaya Argentaria, S.A.	46,309	1,071,127
Telefonica, S.A.	19,703	1,020,812
ENI SPA	16,837	1,001,970
Siemens AG	11,427	995,292
Allianz Aktiengesellschaft	55,453	961,000
BHP Billiton Ltd.	23,860	903,817
AXA	24,371	899,534
Canon Inc.	16,958	886,734
Credit Suisse Group	15,103	875,219
Anglo American Plc	41,458	874,764
Deutsche Bank AG*	7,094	856,246
Honda Motor Co., Ltd.	24,961	839,438
Lloyds TSB Group PLC	19,223	778,532
ABN AMRO Holding N.V.	26,081	762,087
Suez	15,972	706,761
Ericsson LM Telephone Company*	20,244	697,406
Rio Tinto PLC	3,661	694,235
Diageo Plc	9,478	673,317

BLDRS Developed Markets 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

Depositary Receipts	Shares	Value

Deutsche Telekom AG	41,536	$659,176
DaimlerChrysler AG*	12,957	647,332
Matsushita Electrical Industrial Co., Ltd.	30,175	637,598
BT Group plc	11,798	596,625
National Australia Bank Ltd.	4,363	595,157
SAP AG	12,019	594,941
BHP Billiton PLC	16,725	580,358
Unilever N.V.	23,418	574,678
BG Group plc	9,383	572,082
Koninklijke Philips Electronics N.V.*	16,311	571,048
France Telecom	23,996	559,347
BASF Aktiengesellschaft	6,877	550,848
British American Tobacco PLC	10,062	550,492
Sony Corporation	13,610	549,300
Bayer AG	10,439	531,867
Enel S.p.A.	11,425	521,323
Australia and New Zealand Banking Group Ltd.	4,988	498,551
Groupe Danone	16,566	490,685
National Grid Plc	7,432	465,912
Endesa SA	10,803	460,208
Nomura Holdings	26,032	457,643
Unilever PLC	17,893	443,925
Telecom Italia S.p.A	14,985	424,525
Westpac Banking Corp	5,004	423,038
Repsol YPF SA	14,139	421,766
Prudential PLC	16,592	414,136
Nissan Motor Co, Ltd.	17,194	386,177
Aegon NV	19,658	368,981
Mittal Steel Company N.V	10,494	364,562
ABB Ltd.*	27,416	361,343
NTT Docomo Inc.	23,323	359,407
Allied Irish Banks PLC	6,272	339,064
Royal KPN N.V.*	26,345	336,162
Sanpaolo IMI S.p.A	7,664	323,727
Imperial Tobacco Group PLC	4,686	314,103
Nippon Telegraph & Telephone Corporation	12,458	305,595

BLDRS Developed Markets 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

Depositary Receipts	Shares	Value

Cadbury Schweppes PLC	7,140	$305,378
Mitsui and Company Ltd.	1,170	297,075
National Bank of Greece S.A.*	32,434	282,500
Lafarge	8,645	278,542
Bank of Ireland	3,500	275,730
Veolia Environnement*	4,481	270,563
Hitachi Ltd.	4,600	268,042
Fuji Photo Film Co, Ltd.	7,028	256,241
CRH PLC	7,384	255,782
Scottish Power PLC	5,075	246,442
Alcatel	19,510	237,632
Novo Nordisk A/S	3,171	236,303
Akzo Nobel NV	3,715	228,435
Koninklijke Ahold NV*	21,238	224,910
Kyocera Corporation	2,613	223,516
Norsk Hydro ASA	9,870	222,174
TNT NV	5,595	212,722
WPP Group PLC	3,409	210,438
Statoil ASA	8,609	205,066
Syngenta AG	6,629	200,063
Reed Elsevier, PLC	4,305	191,702
Wolseley plc	8,941	190,264
Volvo AB	2,905	173,429
UPM Kymmene Corp	7,146	169,146
United Utilities PLC	5,983	158,430
Portugal Telecom	12,636	157,697
British Sky Broadcasting Group PLC	3,766	154,670
Gallaher Group PLC	2,240	146,429

Total Investments (cost $60,577,440)		$69,791,961

BLDRS Developed Markets 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

Sector Classification	Value	Percentage

Banks	$15,863,015	22.73%
Oil & Gas Producers	10,380,755	14.87
Pharmaceuticals & Biotechnology	6,854,077	9.82
Automobiles & Parts	4,153,422	5.95
Fixed Line Telecommunications	4,059,939	5.82
Mining	3,053,174	4.37
Technology Hardware & Equipment	2,922,738	4.19
Gas, Water & Multiutilities	2,726,390	3.91
Life Insurance	2,038,614	2.92
Leisure Goods	2,014,187	2.89
Mobile Telecommunications	2,002,904	2.87
Nonlife Insurance	1,860,534	2.67
Electronic & Electrical Equipment	1,848,193	2.65
Food Producers	1,814,666	2.60
Chemicals	1,511,213	2.17
Electricity	1,227,973	1.76
Tobacco	1,011,024	1.45
Beverages	673,317	0.96
Other Sectors	3,775,826	5.40
Total	$69,791,961	100.00%

* Non-income producing security for the year ended September 30, 2006.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments

September 30, 2006

Depository Receipts	Shares	Value

Taiwan Semiconductor Manufacturing Co Ltd.*	1,751,503	$16,814,425
America Movil SA de CV	408,218	16,071,543
China Mobile HK Ltd.	365,447	12,918,551
Petroleo Brasileiro SA (PDS)	169,684	12,699,151
Teva Pharmaceutical Industries	344,121	11,731,085
Kookmin Bank	147,435	11,504,353
Infosys Technologies Ltd.	228,193	10,891,652
Petroleo Brasileiro SA	123,134	10,322,323
Cemex SA de CV	318,496	9,580,360
POSCO	140,414	9,117,081
Petrochina Co.	82,175	8,846,139
Companhia Vale Do Rio Doce (PDS)	420,720	7,787,527
Sasol Ltd	207,868	6,836,779
Banco Bradesco SA	204,004	6,803,533
Banco Itau	216,895	6,506,850
Shinhan Financial Group Co., Ltd.	71,194	6,393,221
China Life Insurance Co Ltd.*	76,808	6,003,313
Companhia Vale Do Rio Doce	269,536	5,811,196
CNOOC Ltd.	63,789	5,312,986
United Microelectronics Corporation*	1,669,525	5,142,137
China Petroleum & Chemical Corporation	73,549	4,554,154
Telefonos de Mexico SA de CV	174,360	4,460,129
Icici Bank Ltd.	144,303	4,431,545
Korea Electric Power Corporation	224,672	4,392,338
AU Optronics Corporation*	281,308	4,008,639
Companhia de Bebidas das Americas	87,212	3,957,681
P.T. Telekomunikasi Indonesia Tbk.	107,822	3,898,844
SK Telecom Co, Ltd.	158,084	3,735,525
Tenaris SA	102,321	3,620,117
Unibanco - Uniao de Bancos Brasileiros SA	47,016	3,479,184
Grupo Televisa SA*	163,420	3,474,309
Mobile Telesystems OJSC	82,475	3,115,081
Fomento Economico Mexicano SA	31,575	3,060,881

BLDRS Emerging Markets 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

Depository Receipts	Shares	Value

Chunghwa Telecom Co., Ltd.	169,144	$2,927,883
Satyam Computer Services Ltd	71,103	2,750,975
Anglogold Ashanti Ltd.	70,172	2,648,291
KT Corporation	120,109	2,578,740
China Unicom Ltd.	262,251	2,564,815
Vimpel Communications OJSC*	40,997	2,484,008
Gold Fields Ltd	136,584	2,436,659
China Telecom Corp. Ltd.*	60,825	2,198,824
Philippine Long Distance Telephone	47,544	2,071,017
HDFC Bank Ltd	33,324	2,034,430
Tata Motors Limited	105,493	1,960,060
Embraer-Empresa Brasileira De Aeronautica	47,621	1,870,077
Harmony Gold Mining Co	144,388	1,866,937
Gerdau SA	136,650	1,851,608
Naspers Limited	113,662	1,756,078
Telkom SA Limited	22,989	1,589,919
Companhia Siderurgica Nacional	54,702	1,555,178

Total Investments (Cost $260,772,061)		$274,428,131

BLDRS Emerging Markets 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

Sector Classification	Value	Percentage

Oil & Gas Producers	$48,571,532	17.70%
Banks	41,153,116	15.00
Mobile Telecommunications	40,889,523	14.90
Industrial Metals	29,742,707	10.84
Technology Hardware & Equipment	25,965,201	9.46
Fixed Line Telecommunications	19,725,356	7.19
Software & Computer Services	13,642,627	4.97
Pharmaceuticals & Biotechnology	11,731,085	4.27
Construction & Materials	9,580,360	3.49
Beverages	7,018,562	2.56
Mining	6,951,887	2.53
Life Insurance	6,003,313	2.19
Media	5,230,387	1.91
Electricity	4,392,338	1.60
Industrial Engineering	1,960,060	0.71
Aerospace & Defense	1,870,077	0.68
Total	$274,428,131	100.00%

* Non-income producing security for the year ended September 30, 2006.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments

September 30, 2006

Depository Receipts	Shares	Value

BP plc	22,356	$1,466,102
HSBC Holdings PLC	15,620	1,429,699
GlaxoSmithKline PLC	20,329	1,082,113
Total S.A.	15,302	1,009,014
Novartis AG	15,809	923,878
Royal Dutch Shell PLC (A shs)	12,739	842,048
Vodafone Group PLC	35,759	817,451
UBS AG*	12,982	769,962
Santander Central Hispano S.A.	42,484	670,822
AstraZeneca PLC	10,568	660,500
Royal Dutch Shell PLC (B shs)	9,372	640,857
Sanofi-Aventis	14,056	625,070
ING Group	14,199	624,472
Barclays PLC	11,053	561,161
EON AG	14,102	559,426
Nokia Corporation	27,811	547,599
Banco Bilbao Vizcaya Argentaria, S.A.	23,033	532,753
Telefonica, S.A.	9,800	507,738
ENI SPA	8,374	498,337
Siemens AG	5,684	495,076
Allianz Aktiengesellschaft	27,581	477,979
AXA	12,122	447,423
Credit Suisse Group	7,512	435,320
Anglo Ame rican PLC	20,621	435,103
Deutsche Bank AG*	3,528	425,830
Lloyds TSB Group PLC	9,561	387,221
ABN AMRO Holding N.V.	12,972	379,042
Suez	7,944	351,522
Ericsson LM Telephone Company*	10,069	346,877
Rio Tinto PLC	1,821	345,316
Diageo Plc	4,714	334,883
Deutsche Telekom AG	20,659	327,858
DaimlerChrysler AG*	6,445	321,992
BT Group plc	5,868	296,745
SAP AG	5,978	295,911
BHP Billiton PLC	8,319	288,669

BLDRS Europe 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

Depository Receipts	Shares	Value

Unilever N.V.	11,648	$285,842
BG Group plc	4,667	284,547
Koninklijke Philips Electronics N.V.*	8,113	284,036
France Telecom	11,935	278,205
BASF Aktiengesellschaft	3,421	274,022
British American Tobacco PLC	5,005	273,824
Bayer AG	5,192	264,532
Enel S.p.A	5,682	259,270
Groupe Danone	8,240	244,069
National Grid PLC	3,696	231,702
Endesa SA	5,373	228,890
Unilever PLC	8,900	220,809
Telecom Italia S.p.A	7,453	211,143
Repsol YPF SA	7,032	209,765
Prudential PLC	8,253	205,995
Aegon NV	9,778	183,533
Mittal Steel Company N.V	5,220	181,343
ABB Ltd.*	13,636	179,722
Allied Irish Banks PLC	3,119	168,613
Royal KPN N.V.*	13,104	167,207
Sanpaolo IMI S.p.A.	3,812	161,019
Imperial Tobacco Group PLC	2,331	156,247
Cadbury Schweppes PLC	3,551	151,876
National Bank of Greece S.A.*	16,132	140,510
Lafarge	4,300	138,546
Bank of Ireland	1,741	137,156
Veolia Environnement*	2,229	134,587
CRH PLC	3,673	127,233
Scottish Power PLC	2,524	122,565
Alcatel	9,704	118,195
Novo Nordisk A/S	1,577	117,518
Akzo Nobel NV	1,848	113,634
Koninklijke Ahold NV*	10,564	111,873
Norsk Hydro ASA	4,909	110,502
TNT NV	2,783	105,810
WPP Group PLC	1,696	104,694

BLDRS Europe 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

Depository Receipts	Shares	Value

Statoil ASA	4,282	$101,997
Syngenta AG	3,297	99,503
Reed Elsevier, PLC	2,141	95,339
Wolseley PLC*	4,447	94,632
Volvo AB	1,445	86,267
UPM Kymmene Corp	3,554	84,123
United Utilities PLC	2,976	78,804
Portugal Telecom SGPS SA	6,285	78,437
Pearson PLC	5,465	77,822
STMicroelectronics NV	4,473	77,204
British Sky Broadcasting Group PLC	1,873	76,924
Reed Elsevier NV	2,239	74,850
Gallaher Group PLC	1,114	72,822
ASML Holding N.V.*	3,127	72,797
Reuters Group PLC	1,470	71,501
Hanson PLC	968	69,744
Fiat SPA	4,370	69,483
Telenor ASA*	1,751	68,184
Telekom Austria AG	1,267	63,781
EDP Energias De Portugal	1,477	63,762
Amvescap PLC	2,791	61,179
Infineon Technologies AG	5,078	60,073
International Power PLC	1,010	59,944
Stora Enso OYJ	3,882	58,696
Smith & Nephew Group*	1,279	58,617
Imperial Chemical Industries	1,903	56,957
Shire PLC	1,130	55,811
Fresenius Medical Care AG & Co	1,245	53,809

Total Investments (Cost $27,255,887)		$29,893,865

BLDRS Europe 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Schedule of Investments (continued)

September 30, 2006

The securities of the Fund’s investment portfolio categorized by sector group, as a percentage of total investments at value, were as follows:

Sector Classification	Value	Percentage

Banks	$6,199,108	20.74%
Oil & Gas Producers	5,163,169	17.27
Pharmaceuticals & Biotechnology	3,464,890	11.59
Fixed Line Telecommunications	1,931,114	6.46
Gas, Water & Multiutilities	1,356,041	4.54
Technology Hardware & Equipment	1,222,745	4.09
Mining	1,069,088	3.58
Life Insurance	1,014,000	3.39
Nonlife Insurance	925,402	3.10
Food Producers	902,596	3.02
Mobile Telecommunications	885,635	2.96
Chemicals	808,648	2.71
Electricity	734,431	2.46
Electronic & Electrical Equipment	674,798	2.26
Tobacco	502,893	1.68
Media	501,130	1.68
Automobiles & Parts	391,475	1.31
Construction & Materials	335,523	1.12
Beverages	334,883	1.12
Software & Computer Services	295,911	0.99
Other Sectors	1,180,385	3.95
Total	$29,893,865	100.00%

* Non-income producing security for the year ended September 30, 2006.

See accompanying notes to financial statements.

BLDRS Index Funds Trust

Statements of Assets and Liabilities

	BLDRS Asia 50 ADR Index Fund	BLDRS Developed Markets 100 ADR Index Fund
	September 30,	September 30,
	2006	2006

Assets:
Investment in securities, at value (cost $88,868,291 and $60,577,440, respectively)	$93,543,984	$69,791,961
Cash	460,035	292,032
Dividends receivable	258,152	133,038
Other receivable	—	13,473
Receivable from securities sold	115,243	62,364
Total assets	94,377,414	70,292,868

Liabilities:
Accrued expenses	141,776	73,385
Payable to Trustee	7,713	5,842
Distribution payable	386,048	333,788
Redemption payable	—	2,859
Payable for securities purchased	112,584	60,937
Total liabilities	648,121	476,811
Net assets	$93,729,293	$69,816,057

Net assets represented by:
Paid in capital	$89,084,107	$61,705,595
Undistributed (distributions in excess of) net investment income	67,249	(89,926)
Accumulated net realized loss on investment transactions	(97,756)	(1,014,133)
Net unrealized appreciation on investments	4,675,693	9,214,521
Net assets	$93,729,293	$69,816,057

Shares of beneficial interest outstanding, unlimited shares authorized, $.001 par value:	3,200,000	2,600,000

Net asset value per share: (net assets / shares of beneficial interest outstanding)	$29.29	$26.85

See accompanying notes to financial statements.

	BLDRS Emerging Markets 50 ADR Index Fund	BLDRS Europe 100 ADR Index Fund
	September 30,	September 30,
	2006	2006

Assets:
Investment in securities, at value (cost $260,772,061 and $27,255,887, respectively)	$274,428,131	$29,893,865
Cash	1,880,454	118,577
Dividends receivable	446,877	48,183
Other receivable	—	6,325
Receivable for security sold	659,237	31,009
Total assets	277,414,699	30,097,959

Liabilities:
Accrued expenses	227,298	27,461
Payable to Trustee	23,132	2,290
Distribution payable	1,844,744	146,850
Redemption payable	7,453	—
Payable for securities purchased	663,405	30,354
Total liabilities	2,766,032	206,955
Net assets	$274,648,667	$29,891,004

Net assets represented by:
Paid in capital	$262,701,765	$28,039,442
Distributions in excess of net investment income	(259,430)	(93,557)
Accumulated net realized loss on investment transactions	(1,449,738)	(692,859)
Net unrealized appreciation on investments	13,656,070	2,637,978
Net assets	$274,648,667	$29,891,004

Shares of beneficial interest outstanding, unlimited shares authorized, $.001 par value:	8,500,000	1,100,000

Net asset value per share: (net assets / shares of beneficial interest outstanding)	$32.31	$27.17

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Operations

	Year Ended September 30,
	2006	2005	2004

Investment income:
Dividend income*	$1,530,075	$568,483	$182,751

Expenses:
Trustee fees	82,174	25,351	10,116
Marketing expenses	107,259	17,629	34,510
Licensing fees	49,330	15,201	6,052
SEC filing fees	5,642	2,382	2,589
Professional fees	50,124	42,399	35,144
Other fees and expenses	1,321	5,467	7,272
Total expenses	295,850	108,429	95,683
Less expenses waived by the Licensor	(49,330)	(15,201)	(6,052)
Less expenses assumed by the Sponsor	—	(17,176)	(59,283)
Net expenses	246,520	76,052	30,348
Net investment income	1,283,555	492,431	152,403

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	29,021	(53,156)	(18,750)
Net realized gain on in-kind redemptions	6,417,295	847,392	—
Net change in unrealized appreciation / depreciation of investments	(1,246,785)	5,287,468	236,362
Net realized and unrealized gain on investments	5,199,531	6,081,704	217,612

Net increase in net assets resulting from operations	$6,483,086	$6,574,135	$370,015

*                 Net of foreign taxes withheld of $80,799, $35,551 and $8,342 for the years ended September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Operations

	Year Ended September 30,
	2006	2005	2004

Investment income:
Dividend income*	$1,491,882	$681,496	$131,488

Expenses:
Trustee fees	52,325	23,206	5,625
Marketing expenses	50,138	17,629	34,510
Licensing fees	31,378	13,911	3,367
SEC filing fees	3,190	4,192	1,021
Professional fees	41,214	42,399	35,145
Other fees and expenses	10,108	7,486	9,345
Total expenses	188,353	108,823	89,013
Less expenses waived by the Licensor	(31,378)	(13,911)	(3,367)
Less expenses assumed by the Sponsor	—	(25,294)	(68,771)
Net expenses	156,975	69,618	16,875
Net investment income	1,334,907	611,878	114,613

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	(948,483)	(36,561)	24,454
Net realized gain on in-kind redemptions	1,638,012	666,359	803,764
Net change in unrealized appreciation / depreciation of investments	5,133,512	3,674,714	(72,686)
Net realized and unrealized gain on investments	5,823,041	4,304,512	755,532

Net increase in net assets resulting from operations	$7,157,948	$4,916,390	$870,145

*                 Net of foreign taxes withheld of $188,154, $74,024 and $12,373 for the years ended September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Operations

	Year Ended September 30,
	2006	2005	2004

Investment income:
Dividend income*	$6,795,886	$1,555,142	$301,072

Expenses:
Trustee fees	302,603	60,664	11,632
Marketing expenses	544,897	60,011	34,510
Licensing fees	181,795	36,335	6,961
SEC filing fees	3,109	20,763	2,404
Professional fees	40,959	42,399	35,144
Other fees and expenses	16,241	5,678	7,364
Total expenses	1,089,604	225,850	98,015
Less expenses waived by the Licensor	(181,795)	(36,335)	(6,961)
Less expenses assumed by the Sponsor	—	(7,522)	(56,159)
Net expenses	907,809	181,993	34,895
Net investment income	5,888,077	1,373,149	266,177

Realized and unrealized gain (loss) on investments:
Net realized loss on sale of investments	(1,054,055)	(260,177)	(258,486)
Net realized gain on in-kind redemptions	34,602,813	20,493,497	1,653,980
Net change in unrealized appreciation / depreciation of investments	1,335,904	12,232,690	(756,863)
Net realized and unrealized gain on investments	34,884,662	32,466,010	638,631

Net increase in net assets resulting from operations	$40,772,739	$33,839,159	$904,808

*                 Net of foreign taxes withheld of $583,290, $143,657 and $20,797 for the years ended September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Operations

	Year Ended September 30,
	2006	2005	2004

Investment income:
Dividend income*	$736,696	$362,667	$223,198

Expenses:
Trustee fees	24,750	13,021	8,398
Marketing expenses	—	17,629	34,510
Licensing fees	14,838	7,799	5,027
SEC filing fees	350	2,423	1,667
Professional fees	45,669	42,482	35,144
Other fees and expenses	5,105	7,318	9,283
Total expenses	90,712	90,672	94,029
Less expenses waived by the Licensor	(14,838)	(7,799)	(5,027)
Less expenses assumed by the Sponsor	(1,625)	(43,810)	(63,809)
Net expenses	74,249	39,063	25,193
Net investment income	662,447	323,604	198,005

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on sale of investments	(690,109)	19,950	88,863
Net realized gain on in-kind redemptions	3,546,226	1,097,943	—
Net change in unrealized appreciation of investments	260,342	997,866	1,179,613
Net realized and unrealized gain on investments	3,116,459	2,115,759	1,268,476

Net increase in net assets resulting from operations	$3,778,906	$2,439,363	$1,466,481

*                 Net of foreign taxes withheld of $98,938, $40,787 and $23,642 for the years ended September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Asia 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Changes in Net Assets

	Year ended September 30,
	2006	2005	2004

Increase (decrease) in net assets:
Operations:
Net investment income	$1,283,555	$492,431	$152,403
Net realized gain (loss) on investment transactions	6,446,316	794,236	(18,750)
Net change in unrealized appreciation / depreciation of investments	(1,246,785)	5,287,468	236,362
Net increase in net assets resulting from operations	6,483,086	6,574,135	370,015

Distributions to Unitholders from:
Net investment income	(1,257,748)	(444,378)	(147,103)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Asia 50 ADR Index Fund shares	69,936,560	20,602,282	12,538,783
Less redemptions of BLDRS Asia 50 ADR Index Fund shares	(20,477,411)	(3,342,084)	—
Increase in net assets due to unitholder transactions	49,459,149	17,260,198	12,538,783
Total increase	54,684,487	23,389,955	12,761,695

Net assets:
Beginning of period	39,044,806	15,654,851	2,893,156
End of period (a)	$93,729,293	$39,044,806	$15,654,851

(a) Includes undistributed net investment income of $67,249, $41,442 and $10,299 at September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Developed Markets 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Changes in Net Assets

	Year Ended September 30,
	2006	2005	2004

Increase (decrease) in net assets:
Operations:
Net investment income	$1,334,907	$611,878	$114,613
Net realized gain on investment transactions	689,529	629,798	828,218
Net change in unrealized appreciation / depreciation of investments	5,133,512	3,674,714	(72,686)
Net increase in net assets resulting from operations	7,157,948	4,916,390	870,145

Distributions to Unitholders from:
Net investment income	(1,375,148)	(641,817)	(120,389)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Developed Markets 100 ADR Index Fund shares	26,540,700	35,950,604	5,480,908
Less redemptions of BLDRS Developed Markets 100 ADR Index Fund shares	(5,376,994)	(3,306,224)	(5,314,289)
Increase in net assets due to unitholder transactions	21,163,706	32,644,380	166,619
Total increase	26,946,506	36,918,953	916,375

Net assets:
Beginning of period	42,869,551	5,950,598	5,034,223
End of period (a)	$69,816,057	$42,869,551	$5,950,598

(a) Includes distributions in excess of net investment income of $(89,926), $(49,685) and $(7,577) at September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Emerging Markets 50 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Changes in Net Assets

	Year Ended September 30,
	2006	2005	2004

Increase (decrease) in net assets:
Operations:
Net investment income	$5,888,077	$1,373,149	$266,177
Net realized gain on investment transactions	33,548,758	20,233,320	1,395,494
Net change in unrealized appreciation / depreciation of investments	1,335,904	12,232,690	(756,863)
Net increase in net assets resulting from operations	40,772,739	33,839,159	904,808

Distributions to Unitholders from:
Net investment income	(5,489,387)	(1,979,397)	(255,582)
Realized gain on investments	—	—	(105,812)
Total distributions	(5,489,387)	(1,979,397)	(361,394)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Emerging Markets 50 ADR Index Fund shares	259,584,545	268,885,566	21,370,765
Less redemptions of BLDRS Emerging Markets 50 ADR Index Fund shares	(243,518,262)	(95,448,564)	(10,285,426)
Increase in net assets due to unitholder transactions	16,066,283	173,437,002	11,085,339
Total increase	51,349,635	205,296,764	11,628,753

Net assets:
Beginning of period	223,299,032	18,002,268	6,373,515
End of period (a)	$274,648,667	$223,299,032	$18,002,268

(a) Includes distributions in excess of net investment income of $(259,430), $(658,120) and $(11,163) at September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Europe 100 ADR Index Fund

of the

BLDRS Index Funds Trust

Statements of Changes in Net Assets

	Year Ended September 30,
	2006	2005	2004

Increase (decrease) in net assets:
Operations:
Net investment income	$662,447	$323,604	$198,005
Net realized gain on investment transactions	2,856,117	1,117,893	88,863
Net change in unrealized appreciation / depreciation of investments	260,342	997,866	1,179,613
Net increase in net assets resulting from operations	3,778,906	2,439,363	1,466,481

Distributions to Unitholders from:
Net investment income	(665,155)	(411,679)	(200,446)
Realized gain on investments	(10,739)	(6,500)	—
Total distributions	(675,894)	(418,179)	(200,446)

Unitholder transactions:
Proceeds from subscriptions of BLDRS Europe 100 ADR Index Fund shares	17,160,130	20,992,044	5,266,577
Less redemptions of BLDRS Europe 100 ADR Index Fund shares	(19,023,153)	(3,379,368)	—
Increase in net assets due to unitholder transactions	(1,863,023)	17,612,676	5,266,577
Total increase	1,239,989	19,633,860	6,532,612

Net assets:
Beginning of period	28,651,015	9,017,155	2,484,543
End of period (a)	$29,891,004	$28,651,015	$9,017,155

(a) Includes distributions in excess of net investment income of $(93,557), $(101,998) and $(2,664) at September 30, 2006, 2005 and 2004, respectively.

See accompanying notes to financial statements.

BLDRS Index Funds Trust

Financial Highlights

BLDRS Asia 50 ADR Index Fund

	Year Ended September 30,			For the Period November 8, 2002* to September 30,
	2006	2005	2004	2003

Net asset value, beginning of period (4)	$26.03	$20.87	$19.29	$16.25
Investment operations:
Net investment income (1) (4)	0.45	0.44	0.32	0.20
Net realized and unrealized gain on investments (4)	3.25	5.07	1.50	3.00
Total from investment operations	3.70	5.51	1.82	3.20
Less distributions from:
Net investment income (4)	(0.44)	(0.35)	(0.24)	(0.16)
Net asset value, end of period	$29.29	$26.03	$20.87	$19.29
Total investment return (2)	14.03%	26.63%	9.45%	19.73	%**

Ratios and Supplemental data:
Net assets, end of period (000’s)	$93,729	$39,045	$15,655	$2,893
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.36%	0.43%	0.95%	0.52	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	1.50%	1.81%	0.86%	1.20	%***
Net investment income after expenses waived and/ or assumed	1.56%	1.94%	1.51%	1.42	%***
Portfolio turnover rate (3)	9.71%	14.89%	17.16%	18.65	%**

BLDRS Developed Markets 100 ADR Index Fund

	Year Ended September 30,			For the Period November 8, 2002* to September 30,
	2006	2005	2004	2003

Net asset value, beginning of period (4)	$23.82	$19.84	$16.78	$15.02
Investment operations:
Net investment income (1) (4)	0.65	0.58	0.40	0.33
Net realized and unrealized gain on investments (4)	3.03	3.93	3.06	1.76
Total from investment operations	3.68	4.51	3.46	2.09
Less distributions from:
Net investment income (4)	(0.65)	(0.53)	(0.40)	(0.33)
Net asset value, end of period	$26.85	$23.82	$19.84	$16.78
Total investment return (2)	15.56%	22.98%	20.69%	13.50	%**

Ratios and Supplemental data:
Net assets, end of period (000’s)	$69,816	$42,870	$5,951	$5,034
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.36%	0.47%	1.58%	0.56	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	2.49%	2.47%	0.76%	2.23	%***
Net investment income after expenses waived and/ or assumed	2.55%	2.64%	2.04%	2.49	%***
Portfolio turnover rate (3)	8.33%	7.91%	13.74%	9.45	%**

BLDRS Emerging Markets 50 ADR Index Fund

	Year Ended September 30,			For the Period November 8, 2002* to September 30,
	2006	2005	2004	2003

Net asset value, beginning of period (5)	$27.23	$18.00	$15.94	$12.64
Investment operations:
Net investment income (1) (5)	0.60	0.51	0.40	0.23
Net realized and unrealized gain on investments (5)	5.07	9.17	2.53	3.30
Total from investment operations	5.67	9.68	2.93	3.53
Less distributions from:
Net investment income (5)	(0.59)	(0.45)	(0.34)	(0.23)
Realized gain on investments (5)	—	—	(0.53)	—
Total distributions	(0.59)	(0.45)	(0.87)	(0.23)
Net asset value, end of period	$32.31	$27.23	$18.00	$15.94
Total investment return (2)	20.76%	54.38%	18.48%	27.76	%**

Ratios and Supplemental data:
Net assets, end of period (000’s)	$274,649	$223,299	$18,002	$6,374
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.36%	0.37%	0.84%	0.50	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	1.89%	2.19%	1.75%	1.78	%***
Net investment income after expenses waived and/ or assumed	1.95%	2.26%	2.29%	1.98	%***
Portfolio turnover rate (3)	2.64%	25.53%	16.46%	16.21	%**

BLDRS Europe 100 ADR Index Fund

	Year Ended September 30,			For the Period November 8, 2002* to September 30,
	2006	2005	2004	2003

Net asset value, beginning of period (4)	$23.88	$20.04	$16.56	$14.98
Investment operations:
Net investment income (1) (4)	0.68	0.56	0.46	0.37
Net realized and unrealized gain on investments (4)	3.34	3.89	3.45	1.57
Total from investment operations	4.02	4.45	3.91	1.94
Less distributions from:
Net investment income (4)	(0.72)	(0.59)	(0.43)	(0.36)
Realized gain on investments (4)	(0.01)	(0.02)	—	—
Total distributions	(0.73)	(0.61)	(0.43)	(0.36)
Net asset value, end of period	$27.17	$23.88	$20.04	$16.56
Total investment return (2)	17.02%	22.45%	23.72%	12.45	%**

Ratios and Supplemental data:
Net assets, end of period (000’s)	$29,891	$28,651	$9,017	$2,485
Ratios to average net assets:
Expenses before expenses waived and/ or assumed	0.37%	0.69%	1.12%	0.60	%***
Expenses after expenses waived and/ or assumed	0.30%	0.30%	0.30%	0.30	%***
Net investment income before expenses waived and/ or assumed	2.61%	2.08%	1.54%	2.55	%***
Net investment income after expenses waived and/ or assumed	2.68%	2.48%	2.36%	2.85	%***
Portfolio turnover rate (3)	6.87%	8.43%	11.91%	7.96	%**

The financial highlights summarize the impact of net investment income, net realized and unrealized gains and losses and distributions on a single share of the BLDRS Asia 50 ADR Index Fund, BLDRS Developed Markets 100 ADR Index Fund, BLDRS Emerging Markets 50 ADR Index Fund and BLDRS Europe 100 ADR Index Fund outstanding for each period presented. Additionally, important relationships between certain financial statement items are expressed in ratio form.

*                 Commencement of operations.

**          Not annualized

***  Annualized

(1)          Calculated using average shares outstanding method.

(2)          Total return calculation assumes the reinvestment of dividends and capital gain distributions, if any. Total return excludes the effect of transaction fees connected to the creation and redemption of Creation Units and brokerage commissions incurred by purchasing and selling shares of the Fund in the secondary market. Currently, the Fund does not have a dividend reinvestment program.

(3)          Portfolio turnover excludes securities received or delivered from processing creations or redemptions of Fund shares.

(4)          On July 10, 2006 there was a 3 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 3 for 1 stock split on a retroactive basis.

(5)          On July 10, 2006 there was a 4 for 1 stock split. Historical per-share amounts have been adjusted to reflect the 4 for 1 stock split on a retroactive basis.

See accompanying notes to financial statements.

BLDRS Index Funds Trust

Notes to Financial Statements

September 30, 2006

1. Organization

BLDRS Index Funds Trust (the “Trust”) is a unit investment trust consisting of four separate investment portfolios; BLDRS Asia 50 ADR Index Fund, Inc. (“Asia”), BLDRS Developed Markets 100 ADR Index Fund, Inc. (“Developed Markets”), BLDRS Emerging Markets 50 ADR Index Fund, Inc. (“Emerging Markets”) and BLDRS Europe 100 ADR Index Fund, Inc. (“Europe”) (each a “Fund” and collectively the “Funds”), created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Funds were created to provide investors with the opportunity to purchase units of beneficial interest in the Funds representing proportionate undivided interests in the portfolio of securities held by the respective Fund. The portfolios of the Funds consist of substantially all of the securities, in substantially the same weighting, as the component securities of The BNY Asia 50 ADR Index, The BNY Developed Markets 100 ADR Index, The BNY Emerging Markets 50 ADR Index and The BNY Europe 100 ADR Index, respectively.

Each Fund commenced operations on November 8, 2002 upon the initial issuance of 400,000 shares (equivalent to 8 Creation Units) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of each respective Fund. The Trustee paid the initial fees and expenses incurred in connection with the organization and offering of the Funds and their initial registration as investment companies.

Nasdaq Global Funds, Inc is the Sponsor of the Trust and The Bank of New York is the Trustee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds.

Security Valuation

Portfolio securities are valued at the closing sale price on the exchange or market where the security is primarily traded. Securities for which market quotations are not readily available are valued at fair value as determined by the Trustee in good faith based on available information. Factors considered by the Trustee when valuing securities in good faith are (a) the closing price for the security on another market on which the security is traded (unless the Trustee deems such price inappropriate as a basis for evaluation) or if there is no such appropriate closing price, at the closing bid price on such other market, (b) on current bid prices on the Nasdaq Stock Market or such other markets, (c) if bid prices are not available, on the basis of current bid prices for comparable securities, (d) by the Trustee’s appraising the value of the securities in good faith on the bid side of the market, or (e) by any combination thereof.

Investment Transactions

Investment transactions are recorded on trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders

The Funds declare and distribute dividends, if any, from net investment income to their unitholders quarterly. The Funds will distribute net realized capital gains, if any, at least annually.

Federal Income Tax

The Funds have qualified and intend to continue to qualify as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying the Funds will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, each fiscal year. In addition, by distributing each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

3. Federal Income Tax

At September 30, 2006, the following permanent differences were reclassified within the components of net assets of the Funds, primarily due to the tax treatment of in-kind transactions and the re-class of distributions. These reclassifications had no effect on net assets of the Funds.

	Net increase to Undistributed Net Investment Income	Net decrease to Accumulated Net Realized Gain on Investment	Net increase to Paid in Capital
Asia	$—	$6,369,637	$6,369,637
Developed Markets	—	1,635,852	1,635,852
Emerging Markets	—	34,478,637	34,478,637
Europe	11,149	3,555,340	3,544,191

The Funds determine their net investment income and capital gain distributions in accordance with income tax regulations, which may differ from US generally accepted accounting principles. Distributions during the fiscal year ended September 30, 2006, 2005 and 2004 were characterized for tax purposes as follows:

	Ordinary Income			Long-Term Capital Gains
	Year Ended September 30,			Year Ended September 30,
	2006	2005	2004	2006	2005	2004
Asia	$1,257,748	$444,378	$147,103	$—	$—	$—
Developed Markets	1,375,148	641,817	120,389	—	—	—
Emerging Markets	5,489,387	1,979,397	361,394	—	—	—
Europe	654,006	411,679	200,446	21,888	6,500	—

At September 30, 2006, the Asia had a capital loss carry forward of $9,494, which expires in 2011, Developed Markets had a capital loss carry forward of $51,223, of which $26,168 expires in 2011, $2,955 expires in 2013 and $22,100 expires in 2014 and Emerging Markets had capital loss carry forward of $143,427, which expires in 2013.

Capital losses incurred after October 31 (“post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. Developed Markets, Emerging Markets and Europe incurred and will elect to defer net capital losses of $908,209, $25,102 and $675,619, respectively for the year ended September 30, 2006.  These carryover losses may be used to offset future gains. To the extent they are so used, future gains will not be distributed to unitholders until they exceed available loss carryovers.

At September 30, 2006, the components of accumulated earnings/ deficit on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Appreciation	Accumulated Capital and other Losses
Asia	$453,297	$4,587,394	$9,494
Developed Markets	243,862	9,159,807	$959,432
Emerging Markets	1,585,314	12,374,771	$168,529
Europe	53,294	2,620,840	$675,619

4. Transactions with the Trustee, Licensor and Sponsor

The Funds pay the expenses of their operations, including the fees of the Trustee and reimbursements to the Sponsor for expenses of the Sponsor relating to the marketing of the Funds and for payments to The Bank of New York (the “Licensor”) for a license to use BNY Asia 50 ADR Index, BNY Developed Markets 100 ADR Index, BNY Emerging Markets 50 ADR Index and BNY Europe 100 ADR Index as a basis for determining the composition and weighting of securities held by each respective Fund. The Sponsor pays an annual licensing fee to the Licensor equal 6/100 of one percent (0.06%) of the average net assets of the Funds, and is reimbursed by the Funds for such payments, subject to waiver provisions discussed on the following page.

In accordance with the Trust Agreement, the Trustee maintains the Funds’ accounting records, acts as custodian and transfer agent to the Funds, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolios of securities, which must be delivered in exchange for the issuance of Creation Units of the Funds, and for adjusting the composition of each Fund’s portfolio from time to time to conform to changes in the compositions and/or weighting structure of the Index Securities of their respective indices.

For these services, the Trustee receives a fee from each Fund at the following annual rates:

Net Asset Value of the Fund	Fee as a Percentage of Net Asset Value of the Fund

$0–$499,999,999*	10/100 of 1% per annum
$500,000,000–$2,499,999,999*	8/100 of 1% per annum
$2,500,000,000 and above*	6/100 of 1% per annum

* The fee indicated applies to that portion of the net asset value of the Fund that falls in the size category indicated and is computed each business day on the basis of the net asset value of the Fund on such day.

Marketing expenses for the year ended September 30, 2006, 2005 and 2004, represent expenses incurred by the Sponsor on behalf of the Funds and charged to the Funds, subject to the reimbursement provisions below.

The Sponsor had undertaken that on each day during the fiscal year ended September 30, 2006, and through January 31, 2007, the ordinary operating expenses of the Funds as calculated by the Trustee would not be permitted to exceed an amount which is 30/100 of one percent (0.30%) per annum of the daily net asset value of each Fund. To the extent during such period that ordinary operating expenses of a Fund exceeded such 0.30% amount, the Licensor will first waive licensing fees applicable to the Fund and, if such waiver is insufficient, the Sponsor will thereafter reimburse the Fund for or assume such excess ordinary operating expenses. The Licensor and Sponsor may be repaid by the Funds for licensing fees so waived or expenses so reimbursed or assumed respectively, in each case to the extent that subsequently during the fiscal year expenses fall below the 0.30% per annum level on any given day.

For the years ended September 30, 2006, 2005 and 2004, ordinary operating expenses incurred by the Fund exceeded the 0.30% per annum level and, accordingly, the Licensor waived and the Sponsor assumed the following expenses incurred by the Funds:

	Expenses Waved by Licensor			Expenses Assumed by the Sponsor
	Year Ended September 30,			Year Ended September 30,
	2006	2005	2004	2006	2005	2004
Asia	$49,330	$15,201	$6,052	$—	$17,176	$59,283
Developed Markets	31,378	13,911	3,367	—	25,294	68,771
Emerging Markets	181,795	36,335	6,961	—	7,522	56,159
Europe	14,838	7,799	5,027	1,625	43,810	63,809

5. Transactions in Shares of the BLDRS Index Funds Trust

	For the Year ended September 30,
	2006	2005	2004
	Shares	Shares	Shares

Asia shares sold	800,000	300,000	200,000
Asia shares split*	2,300,000	—	—
Asia shares redeemed	(400,000)	(50,000)	—

Net increase	2,700,000	250,000	200,000

Developed Markets shares sold	600,000	550,000	100,000
Developed Markets shares split*	1,600,000	—	—
Developed Markets share redeemed	(200,000)	(50,000)	(100,000)

Net increase	2,000,000	500,000	—

Emerging Markets shares sold	3,050,000	2,700,000	300,000
Emerging Markets shares split**	7,050,000	—	—
Emerging Markets shares redeemed	(3,650,000)	(900,000)	(150,000)

Net increase	6,450,000	1,800,000	150,000

Europe shares sold	350,000	300,000	100,000
Europe shares split*	600,000	—	—
Europe shares redeemed	(250,000)	(50,000)	—

Net increase	700,000	250,000	100,000

*   Split 3 for 1 on July 10, 2006

** Split 4 for 1 on July 10, 2006

The shares of the Funds are issued and redeemed only in Creation Unit size aggregations of 50,000 shares. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income of the shares and a balancing cash component to equate the transaction to the net asset value of the shares on the transaction date.

The transaction fee in connection with creation or redemption of Creation Units through the BLDRS Asia 50 ADR Clearing Process, BLDRS Developed Markets 100 ADR Clearing Process, BLDRS Emerging Markets 50 ADR Clearing Process and BLDRS Europe 100 ADR Clearing Process is $10 per each security “name” in the Portfolio Deposit or Redemption Payment, rounded up to the nearest $500 for Asia and Emerging Markets and to $1,000 for Developed Markets and Europe per participating party per day, regardless of the number of Creation Units purchased or redeemed on such day by participating party. The total fee charged in connection with the creation or redemption of Creation Units outside the listed above Clearing Processes is four times the normal transaction cost of $500 ($2,000) and $1,000 ($4,000) per participating party per day.

Transaction fees are received by the Trustee and used to offset its expense of processing orders. For years ended September 30, 2006, 2005 and 2004, the Trustee earned the following amounts in transaction fees:

Transaction Fee Earned by Trustee

	Year Ended September 30,
	2006	2005	2004
Asia	$5,500	$3,500	$1,500
Developed Markets	6,000	9,000	4,000
Emerging Markets	17,500	5,500	3,000
Europe	5,000	4,000	2,000

The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no such reductions or waivers for the years ended September 30, 2006, 2005 or 2004.

6. Investment Transactions

For the years ended September 30, 2006, the Funds had purchases and sales of investment securities, excluding securities received or delivered from processing creations or redemptions of the Funds’ shares, as follows:

	Purchases	Sales
Asia	$6,774,085	$6,769,167
Developed Markets	4,052,291	3,793,312
Emerging Markets	39,621,835	39,370,969
Europe	1,734,478	1,614,635

At September 30, 2006, the Funds’ cost of investments for federal income tax purposes and unrealized appreciation /(depreciation) was as follows:

	Cost of	Gross Unrealized	Gross Unrealized	Net Unrealized
	Investments	Appreciation	(Depreciation)	Appreciation
Asia	$88,956,590	$7,040,411	$2,453,017	$4,587,394
Developed Markets	60,632,154	9,814,448	654,641	9,159,807
Emerging Markets	262,053,360	21,318,603	8,943,832	12,374,771
Europe	27,273,025	3,094,233	473,393	2,620,840

7. Representations and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications.  The Funds’ maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Funds that have not yet occurred.  However, based on experience, the Trust expects the risk of loss to be remote.

8. Recent Accounting Pronouncements

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.  At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

9. Related Party Transactions

During the fiscal year ended September 30, 2006, 2005 and 2004 the Trust paid $139,431, $57,122 and $17,774 respectively, in commissions on trades to a related party, BNY ConvergEx Group. BNY ConvergEx is an affiliate of the Trustee.

10. Subsequent Event

The Nasdaq Stock Market, Inc., the parent of Nasdaq Global Funds, Inc., the Sponsor of the BLDRS Index Fund, has entered into an agreement to transfer sponsorship of the four BLDRs Index Funds Trust, to PowerShares Capital Management, LLC, subject to Securities and Exchange Commission and other regulatory approvals.

Report of Independent Registered Public Accounting Firm

To the Sponsor, Trustee and the Unitholders
of the BLDRS Index Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the BLDRS Index Funds Trust (the “Trust”), comprising of BLDRS Asia 50 ADR Index Fund, the BLDRS Developed Markets 100 ADR Index Fund, the BLDRS Emerging Markets 50 ADR Index Fund and the BLDRS Europe 100 ADR Index Fund (collectively the “Funds”), as of September 30, 2006, and the related statements of operations and changes in net assets for each of the three years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting the BLDRS Index Funds Trust at September 30, 2006, the results of their operations and the changes in their net assets for each of the three years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

New York, New York

December 21, 2006

Supplemental Information

(Unaudited)

BLDRS Asia 50 ADR Index Fund

BLDRS Developed Markets 100 ADR Index Fund

BLDRS Emerging Markets 50 ADR Index Fund

BLDRS Europe 100 ADR Index Fund

I.                 Information Regarding Closing Prices vs. Net Asset Value
Frequency Distribution For Each BLDRS Fund

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a BLDRS Fund and that Fund’s net asset value.  Net Asset Value, or “NAV”, is the price at which a Fund issues and redeems shares.  The “Closing Market Price” of shares in each BLDRS Fund is determined and published by The Nasdaq Stock Market, as of the time that the Funds’ NAV is calculated.  Each Fund’s Closing Market Price may be below, at or above its NAV.  The NAV for each Fund will fluctuate with changes in the market value of its portfolio holdings.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Closing Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the BLDRS Funds included in this report.  The information shown for each Fund is from the commencement of trading of each Fund through September 30, 2006.

Each line in the table shows the number of trading days in which the BLDRS Funds traded within the premium/discount range indicated.  The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table.  All data presented here represents past performance, which cannot be used to predict future performance.

BLDRS Asia 50 ADR Index Fund

October 1, 2005 through September 30, 2006

	Closing Price		Closing Price
	on NASDAQ		on NASDAQ
	Above Fund NAV		Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	154	98.72%	85	100.00%
>1.00%-2.00%	2	1.28%	0	0.00%
Total	156	100.00%	85	100.00%

BLDRS Developed Markets 100 ADR Index Fund

October 1, 2005 through September 30, 2006

	Closing Price		Closing Price
	on NASDAQ		on NASDAQ
	Above Fund NAV		Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	151	99.34%	89	100.00%
>1.00%-2.00%	1	0.66%	0	0.00%
Total	178	100.00%	89	100.00%

BLDRS Emerging Markets 50 ADR Index Fund

October 1, 2005 through September 30, 2006

	Closing Price		Closing Price
	on NASDAQ		on NASDAQ
	Above Fund NAV		Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	132	100.00%	110	100.00%
>1.00%-2.00%	0	0.00%	0	0.00%
Total	132	100.00%	110	100.00%

BLDRS Europe 100 ADR Index Fund

October 1, 2005 through September 30, 2006

	Closing Price		Closing Price
	on NASDAQ		on NASDAQ
	Above Fund NAV		Below Fund NAV
Range	Frequency(1)	% of Total	Frequency(1)	% of Total
>0.00%-1.00%	132	100.00%	110	100.00%
>1.00%-2.00%	0	0.00%	0	0.00%
Total	132	100.00%	110	100.00%

(1) Number of Trading Days refers to the number of days during which there is buy/sell activity for the Fund on the Exchange.

II.            Cumulative and Average Annual Returns for Each BLDRS Fund

AVERAGE ANNUAL TOTAL RETURNS

(FOR THE PERIOD ENDING SEPTEMBER 30, 2006)

	Past One Year(1)			From Inception (1)
	Closing			Closing
BLDRS Fund	NAV	Market	Index	NAV	Market	Index
BLDRS Asia	14.03%	14.05%	14.54%	17.80%	17.85%	18.94%
BLDRS Developed	15.56%	15.49%	15.97%	18.66%	18.66%	19.79%
BLDRS Emerging	20.76%	20.72%	21.19%	30.53%	30.58%	32.24%
BLDRS Europe	17.02%	16.79%	17.40%	19.38%	19.37%	20.59%

CUMULATIVE TOTAL RETURNS

(FOR THE PERIOD ENDING SEPTEMBER 30, 2006)

	Past One Year(1)			From Inception (1)
	Closing			Closing
BLDRS Fund	NAV	Market	Index	NAV	Market	Index
BLDRS Asia	14.03%	14.05%	14.54%	89.20%	89.52%	93.76%
BLDRS Developed	15.56%	15.49%	15.97%	94.65%	94.65%	99.13%
BLDRS Emerging	20.76%	20.72%	21.19%	182.18%	182.53%	190.26%
BLDRS Europe	17.02%	16.79%	17.40%	99.31%	99.23%	104.20%

(1)                                  Cumulative and Average Annual Total Return for the period since inception is calculated from the inception date of November 8, 2002.  “Cumulative Total Return” represents the total change in value of an investment over the period indicated.

Closing Market Price and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market closing price and net asset value, respectively. Since fund shares typically do not trade in the secondary market until after several days after Fund inception, for the period from inception to the first day of secondary market trading in fund shares, the net asset value is used as a proxy for secondary market trading price to calculate closing market returns.

Unlike a Fund, an Index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a Fund.  Fund expenses negatively impact the performance of a Fund.  Also, market returns do not include brokerage commissions that may be payable on secondary market transactions.  If brokerage commissions were included, market returns would be lower.  The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.  Fund shares may be worth more or less than their original cost when they are redeemed or sold in the market.  A Fund’s past performance is no guarantee of future results.

BLDRS INDEX FUNDS TRUST

SPONSOR

Nasdaq Global Funds, Inc.

(formerly Nasdaq Financial Products Services, Inc.)

c/o The Nasdaq Stock Market, Inc.

1725 K Street

Washington, DC 20006-1500

TRUSTEE

The Bank of New York

2 Hanson Place

Brooklyn, NY 11217

DISTRIBUTOR

ALPS Distributors, Inc.

1625 Broadway, Suite 2200

Denver, CO 80202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

5 Times Square

New York, NY 10036

LEGAL COUNSEL

Jones Day

222 East 41st Street

New York, NY 10017